Interest Income - Summary of Interest Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest income
For cash and bank deposits	$ 6,847,489	$ 1,246,001	$ 79,938
For government securities	973,049,563	650,715,333	45,700,830
For debt securities	1,385,091	601,017	1,837,236
For loans and other financing
Non financial public sector	19,130,718	4,714,572	11,013,573
Financial public sector	3,281,932	1,668,874	4,100,579
Non-financial private sector
Overdrafts	174,729,584	79,096,190	48,966,016
Documents	156,844,618	79,667,890	56,858,979
Mortgage loans	145,806,768	117,138,656	92,705,372
Pledge loans	9,907,765	9,268,468	6,450,988
Personal loans	244,302,502	278,318,665	292,010,854
Credit cards	199,061,254	126,764,513	89,353,520
Financial leases	3,444,764	1,073,358	511,104
Other	177,790,503	83,860,409	93,992,554
For repo transactions
BCRA	196,203,904	39,348,987	51,460,032
Other financial institutions	714,542	2,020,986	319,551
Subtotal Interest and adjustment for the application of the effective interest rate of financial assets measured at amortized cost	2,312,500,997	1,475,503,919	795,361,126
Interest and adjustment for the application of the effective interest rate of financial assets measured at fair value through other comprehensive income
Interest and adjustment for the application of the effective interest rate of financial assets measured at fair value through OCI From debt government securities	133,831,752	431,760,073	572,112,409
Subtotal Interest and adjustment for the application of the effective interest rate of financial assets measured at fair value through OCI	133,831,752	431,760,073	572,112,409
Total	$ 2,446,332,749	$ 1,907,263,992	$ 1,367,473,535